STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Class A Common interests Cik0001819516 Aspirational Consumer Lifestyle Corp	Common Class A Cik0001819516 Aspirational Consumer Lifestyle Corp	Class B Ordinary Shares Common interests Cik0001819516 Aspirational Consumer Lifestyle Corp	Class B Ordinary Shares Cik0001819516 Aspirational Consumer Lifestyle Corp	Common interests	Additional Paid-in Capital Cik0001819516 Aspirational Consumer Lifestyle Corp	Accumulated deficit Cik0001819516 Aspirational Consumer Lifestyle Corp	Accumulated deficit	Cik0001819516 Aspirational Consumer Lifestyle Corp	Total
Beginning Balance at Dec. 31, 2017								$ (38,629,000)		$ 696,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(49,831,000)		(83,237,000)
Ending Balance at Dec. 31, 2018								(88,460,000)		(80,252,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(41,671,000)		(106,873,000)
Ending Balance at Dec. 31, 2019					$ 3,822,000			(130,131,000)		(56,254,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(71,837,000)
Ending Balance at Jun. 30, 2020					8,959,000			(130,131,000)		305,407,000
Beginning Balance at Dec. 31, 2019					3,822,000			(130,131,000)		(56,254,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(85,405,000)
Ending Balance at Dec. 31, 2020	$ 268	$ 268	$ 599	$ 599	8,959,000	$ 6,657,917	$ (1,658,775)	(130,131,000)	$ 5,000,009	293,827,000
Balance at the end (in shares) at Dec. 31, 2020	2,681,422	2,681,422	5,993,658	5,993,658
Beginning Balance at Mar. 31, 2020					8,959,000			(130,131,000)		332,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(27,366,000)
Ending Balance at Jun. 30, 2020					8,959,000			(130,131,000)		305,407,000
Beginning Balance at Jul. 06, 2020		$ 0		$ 0		0	0		0
Balance at the beginning (in shares) at Jul. 06, 2020		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor				$ 647		24,353			25,000
Issuance of Class B common stock to Sponsors (in shares)				6,468,750
Sale of 23,974,632 Units, net of underwriting discounts and offering costs		$ 2,397				218,048,528			$ 218,050,925
Sale of units (in shares)		23,974,632							23,974,632
Excess of purchase price paid over fair value of private placement warrants						1,558,303			$ 1,558,303
Forfeiture of Founder Shares				$ (48)		48
Forfeiture of Founder Shares (In shares)				(475,092)
Class A ordinary shares subject to possible redemption		$ (2,129)				(212,973,315)			(212,975,444)
Class A ordinary shares subject to possible redemption (in shares)		(21,293,210)
Net loss							(1,658,775)		(1,658,775)
Ending Balance at Dec. 31, 2020	$ 268	$ 268	$ 599	$ 599	8,959,000	6,657,917	(1,658,775)	(130,131,000)	5,000,009	293,827,000
Balance at the end (in shares) at Dec. 31, 2020	2,681,422	2,681,422	5,993,658	5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ (268)					(6,657,917)	(20,206,799)		(26,864,984)
Class A ordinary shares subject to possible redemption (in shares)	(2,681,422)
Net loss							(8,167,283)		(8,167,283)
Ending Balance at Mar. 31, 2021			$ 599		39,131,000		(30,032,857)	(130,131,000)	(30,032,258)	293,200,000
Balance at the end (in shares) at Mar. 31, 2021			5,993,658
Beginning Balance at Dec. 31, 2020	$ 268	$ 268	$ 599	$ 599	8,959,000	$ 6,657,917	(1,658,775)	(130,131,000)	5,000,009	293,827,000
Balance at the beginning (in shares) at Dec. 31, 2020	2,681,422	2,681,422	5,993,658	5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(14,893,876)	(61,167,000)
Ending Balance at Jun. 30, 2021			$ 599		39,131,000		(36,762,126)	(130,131,000)	(36,761,527)	265,594,000
Balance at the end (in shares) at Jun. 30, 2021			5,993,658
Beginning Balance at Mar. 31, 2021			$ 599		39,131,000		(30,032,857)	(130,131,000)	(30,032,258)	293,200,000
Balance at the beginning (in shares) at Mar. 31, 2021			5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption							(2,676)		(2,676)
Net loss							(6,726,593)		(6,726,593)	(28,954,000)
Ending Balance at Jun. 30, 2021			$ 599		$ 39,131,000		$ (36,762,126)	$ (130,131,000)	$ (36,761,527)	$ 265,594,000
Balance at the end (in shares) at Jun. 30, 2021			5,993,658